INVESTMENT IN ASSOCIATED COMPANIES (Details) (USD $)	9 Months Ended		12 Months Ended	9 Months Ended		12 Months Ended		9 Months Ended		12 Months Ended		9 Months Ended			12 Months Ended	9 Months Ended		12 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Sep. 30, 2012 SFL West Polaris [Member]	Sep. 30, 2011 SFL West Polaris [Member]	Dec. 31, 2011 SFL West Polaris [Member]	Jul. 31, 2008 SFL West Polaris [Member]	Sep. 30, 2012 SFL Deepwater [Member] subsidiaries drilling_rigs	Sep. 30, 2011 SFL Deepwater [Member]	Dec. 31, 2011 SFL Deepwater [Member]	Sep. 30, 2008 SFL Deepwater [Member]	Sep. 30, 2012 Bluelot and Corte Real [Member] Twenty_Foot_Equivalent_Unit	Sep. 30, 2012 Bluelot Shipping Company [Member]	Sep. 30, 2011 Bluelot Shipping Company [Member]	Dec. 31, 2011 Bluelot Shipping Company [Member]	Sep. 30, 2012 SFL Corte Real [Member]	Sep. 30, 2011 SFL Corte Real [Member]	Dec. 31, 2011 SFL Corte Real [Member]	Sep. 30, 2012 Rig Finance II [Member]	Sep. 30, 2011 Rig Finance II [Member]	Dec. 31, 2011 Rig Finance II [Member]	May 31, 2011 Rig Finance II [Member]	Dec. 31, 2007 Rig Finance II [Member]	Sep. 30, 2012 Total [Member]	Dec. 31, 2011 Total [Member]
Schedule of Equity Method Investments [Line Items]
Participation in equity method investee				100.00%	100.00%	100.00%		100.00%	100.00%	100.00%			100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	0.00%	0.00%	0.00%
Summarized balance sheet information [Abstract]
Current assets				$ 61,559,000		$ 86,641,000		$ 142,273,000		$ 135,876,000			$ 3,431,000		$ 1,751,000	$ 3,385,000		$ 1,690,000	$ 0		$ 0			$ 210,648,000	$ 225,958,000
Non-current assets				497,396,000		535,967,000		1,029,097,000		1,127,563,000			0		0	0		0	0		0			1,526,493,000	1,663,530,000
Total assets				558,955,000		622,608,000		1,171,370,000		1,263,439,000			3,431,000		1,751,000	3,385,000		1,690,000	0		0			1,737,141,000	1,889,488,000
Current liabilities				415,934,000		77,282,000		127,056,000		124,049,000			0		20,000	0		4,000	0		0			542,990,000	201,355,000
Non-current liabilities				72,001,000		494,224,000		902,243,000		1,024,071,000			0		0	0		0	0		0			974,244,000	1,518,295,000
Total liabilities				487,935,000		571,506,000		1,029,299,000		1,148,120,000			0		20,000	0		4,000	0		0			1,517,234,000	1,719,650,000
Total stockholders' equity				71,020,000		51,102,000		142,071,000		115,319,000			3,431,000		1,731,000	3,385,000		1,686,000	0		0			219,907,000	169,838,000
Statement of operations information [Abstract]
Operating revenues	113,301,000	116,496,000	155,514,000	31,229,000	35,606,000	46,771,000		52,773,000	58,212,000	76,586,000			14,621,000	9,750,000	14,499,000	14,678,000	9,378,000	14,108,000	0	3,550,000	3,550,000
Net operating revenues	87,323,000	99,628,000	130,311,000	31,167,000	35,604,000	46,767,000		52,759,000	58,210,000	76,583,000			1,699,000	1,157,000	1,731,000	1,698,000	1,112,000	1,686,000	0	3,545,000	3,544,000
Net income	33,328,000	39,317,000	50,902,000	8,359,000	9,805,000	12,806,000		21,572,000	24,428,000	31,861,000			1,699,000	1,157,000	1,731,000	1,698,000	1,112,000	1,686,000	0	2,815,000	2,818,000
Term loan facility, principal amount							700,000,000				1,400,000,000												170,000,000
Oustanding debt	1,850,531,000		1,910,464,000	411,500,000				851,300,000
Term loan facility, amount guaranteed				70,000,000							200,000,000												20,000,000
Number of ultra-deepwater drilling units owned by wholly-owned subsidiaries accounted for using the equity method								2
Number of wholly-owned subsidiaries that have chartered-in vessels on a long-term bareboat basis								2
Call option price relating to vessel sold																						133,100,000
Gain on sale of investment in associated company	0	4,064,000	4,064,000																4,100,000
Container vessel on a bareboat charter basis (in Twenty-foot equivalent units - TEC)												13,800
Cost of vessel leased												171,000,000
Investment loan to finance vessel												25,000,000
Initial amount of senior secured loan provided by financial institutions to unrelated third parties												60,000,000
Term of lease												15 years
Purchase price of vessel-owning entity pursuant to options of lessee												$ 2,600,000